BUSINESS COMBINATIONS (TABLES)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Schedule of redeemable non-controlling interest

        The following summarizes the Group's redeemable non-controlling interest as of December 31, 2011 and 2012 (in RMB thousands):

Balance as of December 31, 2010	-
Purchases, sales, issuances, and settlements (net)	67,185
Total losses for the period	(1,004)

Balance as of December 31, 2011	66,181
Purchases, sales, issuances, and settlements (net)
Total gain for the period	3,249
Balance as of December 31, 2012	69,430

Yixing
Business Acquisition [Line Items]
Schedule of purchase price allocation

        a)    On December 31, 2010, as a part of the Group's business strategy to continue to develop company owned brokerage services, the Group acquired 100% of the equity interest in IFM CD, Chengdu Yichuan and MMC CD from Sichuan Yixing Property Development Limited ("Yixing") and a natural person, Lihong. Prior to the acquisition, Yixing was a regional sub-franchisor in Chengdu. The Company made an initial payment of RMB15.0 million in December 2010 with the remaining purchase consideration of RMB1.6 million paid in August 2011.The total purchase consideration of RMB16.6 million was allocated to net tangible assets and intangible assets acquired at the date of acquisition and goodwill as follows (in RMB thousands):

	Amount	Estimated Useful life
Net tangible assets acquired
Cash acquired	6,351
Other tangible assets acquired	772
Liabilities assumed	(6,896)
Intangible assets acquired:
Sub-franchisee base	2,044	2.9 years
CENTURY 21® franchise rights	6,990	12.3 years
Goodwill	7,326

Total purchase consideration	16,587

Shanggu
Business Acquisition [Line Items]
Schedule of purchase price allocation

        (b)   On June 14, 2011, the Company completed its acquisition of SG International Investments Limited ("Shanggu") which is a business engaged in primary real estate agency services and will allow the Company to enlarge its market share. The Company initially acquired 55% of the equity interest of Shanggu and will acquire another 35% between 2014 and 2019 at the seller's option which the Company does not control,, which is considered a put right (note 2(u)). The exercise price of this put right is calculated using a formula based on the future net profits of Shanggu. Pursuant to the acquisition agreement, the total initial purchase consideration is estimated to be approximately RMB94.9 million which is based on projected future net income between Jun 30, 2012 and June 30, 2013. The Company made an initial acquisition payment of approximately RMB25.0 million in July 2011 with the remaining purchase consideration of the first 55% of equity stake payable between 2012 and 2015. The contingent payment was recognized as a liability on the acquisition date based on its fair value, which was estimated to be approximately RMB69.9 million based on the projected future net income of Shanggu between July 2011 and June 2013. The contingent consideration payable will be marked to its fair value each reporting period through earnings. The Company re-measured the fair value of the contingent consideration and reduced the corresponding liability which resulted in a gain of RMB25.7 million and RMB10.5 million for the year ended December 31, 2011 and 2012 into its consolidated statements of operations.

	Amount	Estimated Useful life
Net tangible assets acquired	-
Intangible assets acquired:
Brand name	45,214	Indefinite
Customer relationships	13,811	7 years
Goodwill	128,705
Redeemable non-controlling interest	(67,185)
Non-controlling interest	(10,846)
Deferred tax liabilities	(14,756)

Total purchase consideration	94,943

Including: Initial acquisition payment in cash	25,000
Contingent consideration	69,943